Dividends on Ordinary Shares (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Dividends On Ordinary Shares [Abstract]
Dividends declared and paid	£ 397	£ 0